Schedule of Investments (unaudited) September 30, 2019	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Energy Equipment & Services — 2.8%
Baker Hughes a GE Co.	338,800	$7,860,160
Schlumberger Ltd.	63,344	2,164,465

		10,024,625

Oil, Gas & Consumable Fuels — 96.0%
BP PLC	4,981,050	31,533,825
Cairn Energy PLC(a)	1,607,814	3,786,790
Canadian Natural Resources Ltd.	342,360	9,109,099
Chevron Corp.(b)(c)	114,755	13,609,943
CNOOC Ltd.	4,526,000	6,929,891
Concho Resources, Inc.	99,259	6,739,686
ConocoPhillips(b)	346,800	19,760,664
Enbridge, Inc.	156,750	5,501,661
Eni SpA	671,500	10,263,722
EOG Resources, Inc.	187,790	13,937,774
Equinor ASA	384,050	7,274,741
Exxon Mobil Corp.(c)	486,812	34,373,795
Galp Energia SGPS SA	264,985	3,985,149
Hess Corp.	60,140	3,637,267
Kosmos Energy Ltd.	931,046	5,809,727
Lundin Petroleum AB	96,400	2,889,939
Marathon Petroleum Corp.	214,925	13,056,694
Noble Energy, Inc.	255,394	5,736,149
Oil Search Ltd.	956,833	4,723,637
Petroleo Brasileiro SA — ADR	139,500	2,018,565
Pioneer Natural Resources Co.	60,616	7,623,674
Royal Dutch Shell PLC — ADR, Class A	892,298	47,934,400

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	463,420	$14,617,747
TC Energy Corp.	300,490	15,559,206
TOTAL SA	584,563	30,436,295
Valero Energy Corp.	129,268	11,018,804
Williams Cos., Inc.	613,450	14,759,607

		346,628,451

Total Long-Term Investments — 98.8% (Cost — $372,098,142)		356,653,076

Short-Term Securities — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(d)(e)	$7,899,280	7,899,280

Total Short-Term Securities — 2.2% (Cost — $7,899,280)		7,899,280

Total Investments Before Options Written — 101.0% (Cost — $379,997,422)		364,552,356

Options Written — (0.9)% (Premiums Received — $2,444,704)		(3,246,244)

Total Investments, Net of Options Written — 100.1% (Cost — $377,552,718)		361,306,112

Liabilities in Excess of Other Assets — (0.1)%		(346,382)

Net Assets — 100.0%		$360,959,730

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,006,975	2,892,305	7,899,280	$7,899,280	$147,107	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Energy and Resources Trust (BGR)

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Portfolio Abbreviations

ADR — American Depositary Receipts

OTC — Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EOG Resources, Inc.	203	10/04/19	USD	77.50	USD	1,507	$(3,552)
Enbridge, Inc.	137	10/04/19	CAD	46.00	CAD	637	(6,773)
Exxon Mobil Corp.	282	10/04/19	USD	69.50	USD	1,991	(37,506)
Marathon Petroleum Corp.	104	10/04/19	USD	51.00	USD	632	(109,720)
Petroleo Brasileiro SA — ADR	125	10/04/19	USD	15.50	USD	181	(250)
Royal Dutch Shell PLC — ADR, Class A	341	10/04/19	USD	57.50	USD	2,007	(53,708)
Schlumberger Ltd.	99	10/04/19	USD	34.00	USD	338	(6,732)
Valero Energy Corp.	129	10/04/19	USD	77.50	USD	1,100	(100,943)
Canadian Natural Resources Ltd.	605	10/11/19	CAD	36.50	CAD	2,133	(8,905)
Chevron Corp.	208	10/11/19	USD	123.00	USD	2,467	(4,264)
ConocoPhillips	318	10/11/19	USD	55.00	USD	1,812	(79,341)
EOG Resources, Inc.	50	10/11/19	USD	80.00	USD	371	(1,050)
Enbridge, Inc.	137	10/11/19	CAD	46.50	CAD	637	(4,653)
Exxon Mobil Corp.	219	10/11/19	USD	71.00	USD	1,546	(15,659)
Exxon Mobil Corp.	281	10/11/19	USD	72.50	USD	1,984	(6,041)
Exxon Mobil Corp.	226	10/11/19	USD	73.50	USD	1,596	(1,921)
Hess Corp.	110	10/11/19	USD	67.00	USD	665	(1,155)
Marathon Petroleum Corp.	118	10/11/19	USD	52.50	USD	717	(104,430)
Petroleo Brasileiro SA — ADR	125	10/11/19	USD	16.00	USD	181	(187)
Royal Dutch Shell PLC — ADR, Class A	423	10/11/19	USD	57.50	USD	2,489	(72,968)
Valero Energy Corp.	104	10/11/19	USD	81.50	USD	886	(45,760)
Baker Hughes a GE Co.	59	10/18/19	USD	27.00	USD	137	(590)
Baker Hughes a GE Co.	198	10/18/19	USD	26.00	USD	459	(1,980)
Canadian Natural Resources Ltd.	593	10/18/19	CAD	32.00	CAD	2,090	(152,183)
Chevron Corp.	93	10/18/19	USD	125.00	USD	1,103	(1,581)
ConocoPhillips	169	10/18/19	USD	55.22	USD	963	(40,097)
EOG Resources, Inc.	94	10/18/19	USD	80.00	USD	698	(3,901)
Enbridge, Inc.	137	10/18/19	CAD	47.00	CAD	637	(3,154)
Enbridge, Inc.	137	10/18/19	CAD	46.00	CAD	637	(9,203)
Exxon Mobil Corp.	429	10/18/19	USD	72.50	USD	3,029	(16,517)
Hess Corp.	100	10/18/19	USD	65.00	USD	605	(4,500)
Marathon Petroleum Corp.	63	10/18/19	USD	57.50	USD	383	(25,200)
Noble Energy, Inc.	360	10/18/19	USD	22.25	USD	809	(35,402)
Petroleo Brasileiro SA — ADR	125	10/18/19	USD	16.00	USD	181	(625)

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Royal Dutch Shell PLC — ADR, Class A	340	10/18/19	USD	57.50	USD	2,001	$(63,750)
Suncor Energy, Inc.	436	10/18/19	CAD	38.00	CAD	1,822	(129,992)
Valero Energy Corp.	104	10/18/19	USD	85.00	USD	886	(24,648)
Williams Cos., Inc.	322	10/18/19	USD	24.00	USD	775	(17,871)
Williams Cos., Inc.	382	10/18/19	USD	25.00	USD	919	(6,112)
Baker Hughes a GE Co.	182	10/25/19	USD	23.77	USD	422	(13,040)
ConocoPhillips	164	10/25/19	USD	59.00	USD	934	(13,694)
EOG Resources, Inc.	77	10/25/19	USD	84.00	USD	571	(1,578)
Marathon Petroleum Corp.	184	10/25/19	USD	55.00	USD	1,118	(120,060)
Pioneer Natural Resources Co.	55	10/25/19	USD	130.00	USD	692	(15,675)
Royal Dutch Shell PLC — ADR, Class A	450	10/25/19	USD	57.00	USD	2,648	(110,250)
Royal Dutch Shell PLC — ADR, Class A	383	10/25/19	USD	58.00	USD	2,254	(65,110)
TC Energy Corp.	348	10/25/19	CAD	70.00	CAD	2,387	(13,790)
Valero Energy Corp.	40	10/25/19	USD	87.50	USD	341	(7,100)
Williams Cos., Inc.	382	10/25/19	USD	25.00	USD	919	(9,168)
Williams Cos., Inc.	382	10/31/19	USD	25.15	USD	919	(11,390)
Baker Hughes a GE Co.	182	11/01/19	USD	23.77	USD	422	(15,379)
Chevron Corp.	106	11/01/19	USD	123.00	USD	1,257	(12,826)
Concho Resources, Inc.	172	11/01/19	USD	77.50	USD	1,168	(14,620)
ConocoPhillips	85	11/01/19	USD	63.00	USD	484	(2,677)
EOG Resources, Inc.	233	11/01/19	USD	79.00	USD	1,729	(26,912)
Exxon Mobil Corp.	266	11/01/19	USD	72.00	USD	1,878	(29,792)
Marathon Petroleum Corp.	283	11/01/19	USD	59.50	USD	1,719	(101,173)
Pioneer Natural Resources Co.	70	11/01/19	USD	145.00	USD	880	(3,850)
Royal Dutch Shell PLC — ADR, Class A	248	11/01/19	USD	60.50	USD	1,459	(16,740)
Schlumberger Ltd.	122	11/01/19	USD	42.00	USD	417	(1,464)
Valero Energy Corp.	75	11/01/19	USD	87.00	USD	639	(17,213)
ConocoPhillips	477	11/08/19	USD	61.00	USD	2,718	(38,876)
Royal Dutch Shell PLC — ADR, Class A	395	11/08/19	USD	60.00	USD	2,325	(36,538)
Baker Hughes a GE Co.	564	11/15/19	USD	25.00	USD	1,308	(33,840)
Noble Energy, Inc.	263	11/15/19	USD	27.50	USD	591	(3,945)
Noble Energy, Inc.	270	11/15/19	USD	25.00	USD	606	(13,500)
Petroleo Brasileiro SA — ADR	125	11/15/19	USD	17.00	USD	181	(1,062)
Pioneer Natural Resources Co.	87	11/15/19	USD	135.00	USD	1,094	(28,275)
Suncor Energy, Inc.	190	11/15/19	CAD	42.00	CAD	794	(17,138)
Suncor Energy, Inc.	360	11/15/19	CAD	44.00	CAD	1,504	(12,092)
TC Energy Corp.	307	11/15/19	CAD	68.00	CAD	2,106	(44,375)
Williams Cos., Inc.	382	11/15/19	USD	26.00	USD	919	(8,022)
Williams Cos., Inc.	297	11/15/19	USD	25.00	USD	715	(14,107)

							$(2,078,095)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TOTAL SA	Goldman Sachs International	35,500	10/03/19	EUR	44.88	EUR	1,696	$(112,088)
Suncor Energy, Inc.	Royal Bank of Canada	27,700	10/04/19	CAD	38.28	CAD	1,158	(74,907)
Galp Energia SGPS SA	Goldman Sachs International	40,300	10/09/19	EUR	13.28	EUR	556	(24,798)
TransCanada Corp.	Goldman Sachs International	21,100	10/10/19	CAD	68.97	CAD	1,447	(8,493)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	950,000	10/16/19	HKD	11.77	HKD	11,400	(57,347)

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Eni SpA	Goldman Sachs International	74,200	10/16/19	EUR	$13.46	EUR	1,040	$(49,067)
Royal Dutch Shell PLC — ADR, Class A	Credit Suisse International	28,300	10/16/19	GBP	23.25	GBP	675	(26,847)
BP PLC	Credit Suisse International	607,800	10/17/19	GBP	5.13	GBP	3,130	(85,215)
Equinor ASA	Citibank N.A.	16,800	10/17/19	NOK	183.55	NOK	2,895	(1,926)
Galp Energia SGPS SA	Morgan Stanley & Co. International PLC	27,400	10/17/19	EUR	13.23	EUR	378	(19,495)
TOTAL SA	Credit Suisse International	68,400	10/17/19	EUR	45.67	EUR	3,267	(176,704)
Concho Resources, Inc.	UBS AG	17,500	10/18/19	USD	74.43	USD	1,188	(9,410)
BP PLC	Credit Suisse International	270,500	10/22/19	GBP	5.21	GBP	1,393	(27,708)
Equinor ASA	Credit Suisse International	34,000	10/23/19	NOK	188.88	NOK	5,859	(2,663)
TOTAL SA	Goldman Sachs International	17,800	10/23/19	EUR	45.08	EUR	850	(56,704)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	301,000	10/29/19	HKD	12.34	HKD	3,612	(10,797)
Equinor ASA	Goldman Sachs International	33,400	10/29/19	NOK	188.76	NOK	5,756	(3,630)
TC Energy Corp.	Goldman Sachs International	18,500	10/29/19	CAD	66.39	CAD	1,269	(38,126)
TOTAL SA	Credit Suisse International	31,100	10/29/19	EUR	47.73	EUR	1,486	(39,351)
Oil Search Ltd.	JPMorgan Chase Bank N.A.	125,100	11/01/19	AUD	7.56	AUD	914	(12,461)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	34,700	11/01/19	AUD	7.54	AUD	254	(3,621)
BP PLC	Citibank N.A.	270,000	11/06/19	GBP	5.25	GBP	1,391	(31,910)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	333,000	11/06/19	HKD	12.92	HKD	3,996	(6,811)
Eni SpA	Credit Suisse International	78,400	11/06/19	EUR	14.24	EUR	1,099	(20,507)
Equinor ASA	Credit Suisse International	25,000	11/06/19	NOK	185.46	NOK	4,308	(5,354)
Eni SpA	Citibank N.A.	82,400	11/13/19	EUR	14.18	EUR	1,155	(25,847)
Galp Energia SGPS SA	Morgan Stanley & Co. International PLC	25,000	11/13/19	EUR	13.98	EUR	345	(9,528)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	175,000	11/13/19	AUD	7.83	AUD	1,279	(13,137)
Royal Dutch Shell PLC — ADR, Class A	UBS AG	26,000	11/13/19	GBP	23.80	GBP	620	(19,972)
TOTAL SA	Morgan Stanley & Co. International PLC	31,900	11/13/19	EUR	48.50	EUR	1,524	(36,636)
BP PLC	Morgan Stanley & Co. International PLC	595,000	11/14/19	GBP	5.14	GBP	3,064	(89,962)
Lundin Petroleum AB	Goldman Sachs International	33,700	11/14/19	SEK	317.84	SEK	9,945	(17,101)
TOTAL SA	Credit Suisse International	19,900	11/19/19	EUR	47.98	EUR	951	(29,192)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	36,000	12/09/19	CAD	43.28	CAD	1,504	(20,834)

								$(1,168,149)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or trusts. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Energy Equipment & Services	$10,024,625	$—	$—	$10,024,625
Oil, Gas & Consumable Fuels	240,257,224	106,371,227	—	346,628,451
Short-Term Securities	7,899,280	—	—	7,899,280

	$258,181,129	$106,371,227	$—	$364,552,356

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(1,962,787)	$(1,283,457)	$—	$(3,246,244)

(a)	Derivative financial instruments are options written. Options written are shown at value.

5